Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset Retirement Obligation	$ 752.5	$ 712.8	$ 687.5
Asset Retirement Obligation, Current	30.2	21.0
Asset Retirement Obligation, Liabilities Incurred	22.7	0.0
Liabilities settled or disposed	(19.7)	(15.4)
Accretion expense	39.3	39.3
Revision to estimates	(2.6)	1.4
Asset retirement obligations	722.3	691.8
Balance at end of year — active locations	676.2	660.8
Balance at end of year — closed or inactive locations	$ 76.3	$ 52.0
Credit adjusted, risk-free interest rates	6.82%	6.44%	6.28%
Surety bonds and bank guarantees outstanding to secure reclamation obligations or activities	$ 645.0	$ 568.4
Amount of reclamation self-bonding in certain states in which the company qualifies	1,361.4	1,365.1
Letters of credit in support of reclamation obligations or activities	17.6	$ 17.6
Eastern US Coal Reserves [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset Retirement Obligation, Liabilities Incurred	$ 22.2